Contingent Liabilities and Commitments - Additional Information (Details) £ in Millions		1 Months Ended		12 Months Ended
	Nov. 02, 2015	Dec. 31, 2022 GBP (£)	Sep. 30, 2020 GBP (£) shares	Dec. 31, 2022 GBP (£) shares	Dec. 31, 2022 EUR (€) shares	Oct. 21, 2022 GBP (£)	Jul. 31, 2022 shares	Dec. 31, 2021 GBP (£)	Jul. 31, 2020 GBP (£)
Disclosure of contingent liabilities [line items]
Capital support arrangements, risk-weighted exposures of regulated entities					0.00%
FCA Civil Regulatory investigation, Money Laundering Regulations 2007
Disclosure of contingent liabilities [line items]
Losses on litigation settlements		£ 108.0
Minimum
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | €					€ 1,000,000,000
Maximum
Disclosure of contingent liabilities [line items]
Santander UK liability under indemnity cap | €					39,850,000
AXA France
Disclosure of contingent liabilities [line items]
Amount claimed by other party						£ 670.0		£ 636.0
UK&I Banks
Disclosure of contingent liabilities [line items]
Preferred stock issued, threshold value | €					€ 0
Genworth Financial International Holdings Inc
Disclosure of contingent liabilities [line items]
Amount awarded to other party									£ 624.0
Visa Europe Ltd
Disclosure of contingent liabilities [line items]
Visa Europe Ltd sale to Visa Inc	100.00%
Santander Equity Investment Limited | Visa Inc
Disclosure of contingent liabilities [line items]
Convertible preferred stock, issued (in shares) | shares			5,211				2,516
Proceeds from sale of convertible preferred stock			£ 82.0	£ 41.6
Convertible preferred stock, sold (in shares) | shares				2,516	2,516